INVENTORIES, NET	12 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
INVENTORIES, NET

7.	INVENTORIES, NET

Inventories, net as of June 30, 2024 and 2025, consist of food and beverage. The amounts of write-down inventories recognized as expenses was nil for the years ended June 30, 2023, 2024 and 2025.